Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity	Equity
The following is a summary of our capital stock activity over the past three years:

	Common Stock Shares	Treasury Stock Shares
December 31, 2015	185,983,792	52,328,015
Stock options and awards	—	(244,329)
Repurchases of common stock, net	—	210,000
December 31, 2016	185,983,792	52,293,686
Stock options and awards	—	(640,450)
December 31, 2017	185,983,792	51,653,236
Stock options and awards	—	(390,553)
Repurchases of common stock, net	—	2,439,495
December 31, 2018	185,983,792	53,702,178

Accumulated other comprehensive income (loss)
Summarized below is the roll forward of accumulated other comprehensive income (loss), net of tax.

(in Millions)	Foreign currency adjustments	Derivative Instruments (1)	Pension and other postretirement benefits (2)	Total
Accumulated other comprehensive income (loss), net of tax at December 31, 2015	$(147.3)	$(6.2)	$(303.8)	$(457.3)
2016 Activity
Other comprehensive income (loss) before reclassifications	$(46.7)	$7.3	$(26.9)	$(66.3)
Amounts reclassified from accumulated other comprehensive income (loss)	—	6.0	39.2	45.2

Accumulated other comprehensive income (loss), net of tax at December 31, 2016	$(194.0)	$7.1	$(291.5)	$(478.4)
2017 Activity
Other comprehensive income (loss) before reclassifications	$173.9	$(1.2)	$0.6	$173.3
Amounts reclassified from accumulated other comprehensive income (loss)	13.9	(0.7)	51.6	64.8

Accumulated other comprehensive income (loss), net of tax at December 31, 2017	$(6.2)	$5.2	$(239.3)	$(240.3)
2018 Activity
Other comprehensive income (loss) before reclassifications	$(95.3)	$13.7	$4.2	$(77.4)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(7.7)	16.5	8.8

Accumulated other comprehensive income (loss), net of tax at December 31, 2018	$(101.5)	$11.2	$(218.6)	$(308.9)
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(1)	See Note 18 for more information.

(2)	See Note 14 for more information.

Reclassifications of accumulated other comprehensive income (loss)

The table below provides details about the reclassifications from accumulated other comprehensive income (loss) and the affected line items in the consolidated statements of income (loss) for each of the periods presented.

Details about Accumulated Other Comprehensive Income Components	Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) (1)			Affected Line Item in the Consolidated Statements of Income (Loss)
	Year Ended December 31,
(in Millions)	2018	2017	2016
Foreign currency translation adjustments:
Divestiture of FMC Health and Nutrition (2)	$—	$(13.9)	$—	Discontinued operations, net of income taxes

Derivative instruments:
Foreign currency contracts	$18.9	$(10.0)	$(11.2)	Costs of sales and services
Energy contracts	—	0.8	(2.3)	Costs of sales and services
Foreign currency contracts	(8.0)	10.0	4.2	Selling, general and administrative expenses
Other contracts	(0.4)	—	—	Interest expense, net
Total before tax	$10.5	$0.8	$(9.3)
	(2.8)	(0.1)	3.3	Provision for income taxes
Amount included in net income	$7.7	$0.7	$(6.0)

Pension and other postretirement benefits (3):
Amortization of prior service costs	$(0.3)	$(0.5)	$(0.8)	Selling, general and administrative expenses
Amortization of unrecognized net actuarial and other gains (losses)	(14.4)	(14.4)	(38.4)	Selling, general and administrative expenses
Recognized loss due to settlement/curtailment	(6.1)	(51.2)	(20.6)	Selling, general and administrative expenses; Discontinued operations, net of income taxes (4)
Total before tax	$(20.8)	$(66.1)	$(59.8)
	4.3	14.5	20.6	Provision for income taxes
Amount included in net income	$(16.5)	$(51.6)	$(39.2)

Total reclassifications for the period	$(8.8)	$(64.8)	$(45.2)	Amount included in net income
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(1)	Amounts in parentheses indicate charges to the consolidated statements of income (loss).

(2)
The reclassification of historical cumulative translation adjustments was the result of the sale of our FMC Health and Nutrition and Omega-3 business. The loss recognized from this reclassification is considered permanent for tax purposes and therefore no tax has been provided. See Note 10 within these consolidated financial statements for more information. In accordance with accounting guidance, this amount was previously factored into the lower of cost or fair value test associated with the Omega-3 asset held for sale write-down charges.

(3)
Pension and other postretirement benefits amounts include the impact from both continuing and discontinued operations. For detail on the continuing operations components of pension and other postretirement benefits, see Note 14.

(4)
The loss due to curtailment for the twelve months ended December 31, 2017 related to the disposal of FMC Health and Nutrition was recorded to "Discontinued operations, net of income taxes" on the condensed consolidated statements of income (loss).

Transactions with Noncontrolling Interest
As a result of the IPO and underwriters' exercise to purchase additional shares of common stock in the fourth quarter of 2018, our controlling interest in FMC Lithium is approximately 84 percent. See Note 1 for further information regarding the IPO.
As part of the DuPont Crop Protection Business Acquisition, we acquired an 80 percent controlling interest in DuPont Agricultural Chemicals Limited, Shanghai, a joint venture registered in the People's Republic of China.
During the first quarter of 2017, we terminated our interest in a variable interest entity. See Note 8 for more information.
During the third quarter 2016, we terminated a joint venture in Argentina for which we had a controlling interest. See Note 8 for more information. During the fourth quarter 2016, we also acquired the remaining noncontrolling interest in a joint venture in China.

Dividends and Share Repurchases
On January 17, 2019, we paid dividends totaling $53.2 million to our shareholders of record as of December 31, 2018. This amount is included in “Accrued and other liabilities” on the consolidated balance sheets as of December 31, 2018. For the years ended December 31, 2018, 2017 and 2016, we paid $89.2 million, $88.8 million and $88.6 million in dividends, respectively.
On December 3, 2018, our Board authorized the repurchase of up to $1 billion of our common shares. This repurchase program does not include a specific timetable or price targets and may be suspended or terminated at any time. Shares may be repurchased through open market or privately negotiated transactions at the discretion of management based on its evaluation of market conditions and other factors.
On November 5, 2018, we announced a plan to repurchase $200 million in shares by the end of 2018 under our previous share repurchase authorization that was approved in 2013. We completed the announced repurchase in its entirety and the remaining authority expired at the completion of the $200 million repurchase. In 2018, 2.4 million shares were repurchased under the publicly announced repurchase program. At December 31, 2018, $1.0 billion remained unused under our Board-authorized repurchase program. This repurchase program does not include a specific timetable or price targets and may be suspended or terminated at any time. Shares may be purchased through open market or privately negotiated transactions at the discretion of management based on its evaluation of market conditions and other factors. We also reacquire shares from time to time from employees in connection with the vesting, exercise and forfeiture of awards under our equity compensation plans.